COLT 2022-5 ABS-15G

Exhibit 99.20

Client Name:
Client Project Name:	COLT 2022-5
Start - End Dates:	11/10/2021 - 1/3/2022
Deal Loan Count:	146

Waived Conditions Summary

 ©2021 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.